As filed with the Securities and Exchange Commission on November 24, 2008     File No. 333-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
ASSET MANAGEMENT FUND
(Exact Name of Registrant as Specified in Charter)
230 West Monroe Street, Suite 2810
Chicago, Illinois 60606
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code (312) 214-1410

Rodger D. Shay, Jr., President
Asset Management Fund
230 West Monroe Street, Suite 2810
Chicago, Illinois 60606
(Name and Address of Agent for Service)
Copy to:
Cathy G. O’Kelly
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
     It is proposed that this filing will become effective on December 24, 2008 pursuant to Rule 488.
     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Important Information
[John Hancock logo]
JOHN HANCOCK FUNDS
[December 12, 2008]
Dear Fellow Shareholder:
I am writing to ask for your assistance with an important issue involving your investment in John Hancock Large Cap Select Fund (“JH Fund”).
We are proposing to reorganize and merge JH Fund into AMF Large Cap Equity Fund (“AMF Fund”), which is managed by Shay Assets Management, Inc. (“Shay”), the current subadviser of JH Fund.
Both funds generally seek to maximize long-term capital appreciation. You will find a detailed explanation of the similarities and differences between the investment strategies and principal risks in the enclosed proxy materials.
The Reorganization Offers You Considerable Advantages.
Here are two significant advantages:
•	By combining your fund with AMF Fund, you will be a shareholder in one larger fund which may result in lower net annual operating expenses and greater potential to increase asset size and achieve economies of scale. In addition, certain administrative costs will be spread across the combined fund’s larger asset base, which will increase the fund’s overall efficiency.
•	You will be able to continue your investment in a fund with substantially the same investment policies and performance results as your fund.
We Need Your Vote of Approval.
After careful consideration, your fund’s trustees have unanimously approved the reorganization of your fund into AMF Fund, but your vote is required to complete the merger. The enclosed proxy statement and prospectus contains further explanation and important details of the proposed reorganization, which I strongly encourage you to read before voting. Please note that if approved by the shareholders, the reorganization is scheduled to take place at the close of business on [February 20, 2009].
Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the phone number provided on your proxy card; via mail by returning the enclosed voting card; or via the Internet by visiting http://www.jhfunds.com/proxy and selecting the shareholder entryway.
I am confident that the proposed change will help us better serve you and all of JH Fund’s shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.
Sincerely,
Keith F. Hartstein
President and Chief Executive Officer

JOHN HANCOCK LARGE CAP SELECT FUND
(a series of John Hancock Capital Series, the “JH Fund”)
601 Congress Street
Boston, MA 02210
Notice of Special Meeting of Shareholders
Scheduled for [February 18, 2009]
This is the formal agenda for the JH Fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.
To the shareholders of the JH Fund:
A shareholder meeting of the JH Fund will be held at 601 Congress Street, Boston, Massachusetts, on [Wednesday, February 18, 2009], at 2:00 p.m. to consider the following:
1.	A proposal to approve an Agreement and Plan of Reorganization between the JH Fund and AMF Large Cap Equity Fund (“AMF Fund”). Under this agreement, the JH Fund would transfer all of its assets to AMF Fund in exchange for shares of AMF Fund. These shares would be distributed in complete liquidation of the JH Fund, as described in the accompanying proxy statement and prospectus, proportionately to you and the other shareholders of the JH Fund. AMF Fund would also assume the stated liabilities of JH Fund. Your fund’s board of trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.
Shareholders of record as of the close of business on [December 1, 2008], are entitled to vote at the meeting and any related follow-up meetings.
Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.
By order of the Board of Trustees,
Thomas M. Kinzler
Secretary
Boston, Massachusetts, [December 12, 2008]

PROXY STATEMENT of
John Hancock Large Cap Select Fund,
a series of John Hancock Capital Series (“JH Fund,” the
“Acquired Fund” or “your fund”)
PROSPECTUS for
AMF Large Cap Equity Fund,
a series of Asset Management Fund
(“AMF Fund” or the “Acquiring Fund”)
The address of the Acquired Fund is 601 Congress Street, Boston, Massachusetts 02210, 1-800-225-5291, and the address of the Acquiring Fund is 230 West Monroe Street, Suite 3810, Chicago, Illinois 60606, 1-800-527-3713.
* * * * * *
This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund. Please read it carefully and retain it for future reference.
How the Reorganization Will Work
▪	Your fund will transfer all of its assets to AMF Fund. AMF Fund will assume your fund’s stated liabilities.

▪	AMF Fund will issue Class AMF shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class A shares. These shares will be distributed in complete liquidation to your fund’s Class A shareholders in proportion to their holdings on the reorganization date.

▪	AMF Fund will issue Class AMF shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class B shares. These shares will be distributed in complete liquidation to your fund’s Class B shareholders in proportion to their holdings on the reorganization date.

▪	AMF Fund will issue Class AMF shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class C shares. These shares will be distributed in complete liquidation to your fund’s Class C shareholders in proportion to their holdings on the reorganization date.

▪	AMF Fund will issue Class AMF shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class R1 shares. These shares will be distributed in complete liquidation to your fund’s Class R1 shareholders in proportion to their holdings on the reorganization date.

▪	AMF Fund will issue Class H shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class I shares. These shares will be distributed in complete liquidation to your fund’s Class I shareholders in proportion to their holdings on the reorganization date.

▪	No sales charges will be imposed on shares of AMF Fund received by shareholders of the Acquired Fund in connection with the reorganization.

▪	Your fund will be terminated and shareholders of your fund will become shareholders of AMF Fund.

▪	For federal income tax purposes, the reorganization is intended to qualify as a reorganization. If it so qualifies, no gain or loss will be recognized for federal income tax purposes by your fund, AMF Fund, or the shareholders of your fund.
Rationale for the Reorganization
The reorganization is intended to consolidate the Acquired Fund with a substantially similar fund advised by Shay Assets Management, Inc. (“Shay”), the Acquired Fund’s current subadviser. The Acquired Fund is advised by John Hancock Advisers, LLC (“JHA”). Although your fund’s stated investment objective differs from that of AMF Fund, both funds generally seek to maximize long-term capital appreciation and are managed using substantially similar investment strategies.
The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs, such as costs for insurance, accounting, legal and custodial services. The combination of the funds resulting from the reorganization may enable you to benefit from economies of scale that may contribute to a lower expense ratio in the long-term than your fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Where to Get More Information

▪	The AMF Fund prospectus dated March 1, 2008, as supplemented [ , 2008] (reflecting the designation of Class AMF Shares)	In the same envelope as this proxy statement and prospectus. These documents are incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

▪	The AMF Fund Class H shares prospectus dated December 2, 2008

▪	The audited financial statements of the AMF Large Cap Equity Fund contained in the annual shareholder report of AMF Fund dated October 31, 2007*

▪	The unaudited financial statements of the AMF Large Cap Equity Fund contained in the semi-annual shareholder report of AMF Fund dated April 30, 2008*

▪	The statement of additional information (“SAI”) dated [December ], 2008, which relates to this proxy statement and prospectus and the reorganization and contains additional information about the Acquired Fund and the Acquiring Fund	These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to the relevant fund or by calling a toll-free telephone number: 1-800-225-5291 (for the Acquired Fund) or 1-800-527-3713 (for the Acquiring Fund). These documents are incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

▪	The AMF Fund SAI dated March 1, 2008, as supplemented May 12, 2008	* No other portion of such reports is incorporated by reference herein.

▪	The AMF Fund Class H shares SAI dated December 2, 2008

▪	The JH Fund prospectus dated May 1, 2008

▪	The JH Fund SAI dated May 1, 2008

▪	The audited financial statements of the JH Fund contained in the annual shareholder report of the JH Fund dated December 31, 2007*

▪	The unaudited financial statements of the JH Fund contained in the semi-annual shareholder report of the JH Fund dated June 30, 2008*

To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.
The date of this proxy statement and prospectus is [December 12, 2008].

INTRODUCTION
This proxy statement and prospectus is being used by the board of trustees of John Hancock Capital Series (the “Capital Series Board”) to solicit proxies to be voted at a special meeting of the fund’s shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on [Wednesday, February 18, 2009], at 2:00 p.m. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”). This proxy statement and prospectus is being mailed to the Acquired Fund’s shareholders on or about [December 12, 2008].
The proxy statement and prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire proxy statement and prospectus carefully, including Exhibit A, and the enclosed prospectus and annual and semi-annual shareholder reports of AMF Fund, because such documents contain details that are not in the summary comparisons.
Who is Eligible to Vote?
Shareholders of record of the Acquired Fund on [December 1, 2008], are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.
PROPOSAL — REORGANIZATION OF JH FUND
Approval of Agreement and Plan of Reorganization Between JH Fund and AMF Fund
Under this Agreement, JH Fund would transfer all of its assets to AMF Fund in exchange for voting shares of AMF Fund. These shares would be distributed proportionately by class to the shareholders of JH Fund in complete liquidation of JH Fund. AMF Fund would also assume the stated liabilities of JH Fund. The Capital Series Board unanimously recommends that shareholders vote FOR this proposal.
SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND
Comparison of Funds’ Investment Objectives, Strategies and Policies

	ACQUIRED FUND	ACQUIRING FUND
	JH Fund	AMF Fund

Business	The fund is a series of John Hancock Capital Series (“Capital Series”), an open-end investment management company organized as a Massachusetts business trust.	The fund is a series of Asset Management Fund (“AMF”), an open-end investment management company organized as a Delaware statutory trust.

Net assets as of September 30, 2008	$[48.7] million	$45.7 million

Investment adviser	JHA	Shay

Subadviser	Shay	None

	ACQUIRED FUND	ACQUIRING FUND
	JH Fund	AMF Fund

Portfolio managers	Each fund is managed by the following individuals:

John J. McCabe
• Managed both funds since 1991
• Senior vice president, Shay (since 1995)
• Began business career in 1965

Mark F. Trautman
• Managed both funds since 1993
• Vice president, Shay (since 1995)
• Began business career in 1986

Investment objective	The fund seeks long-term growth of capital.	The fund’s primary objective is to achieve capital appreciation. The objective of income is secondary.

Principal investments	Each fund pursues its objective by investing at least 80% of its net assets in equity securities of large-capitalization companies under normal market conditions.

Investment strategies	Each fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team. In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

Temporary defensive positions	JH Fund may invest in investment-grade short-term securities for temporary defensive purposes. This may result in the fund not achieving its investment objective.	AMF Fund may invest in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. government securities for temporary defensive purposes. This may result in the fund not achieving its investment objective.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between JH Fund and AMF Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of AMF Fund is commensurate with the amount of risk involved in the authorized investments of your fund.
As the above table indicates, the investment objectives, policies and risks of the two funds are similar in many ways, although there are differences, as discussed below.
Investment objective. While both funds seek long-term capital growth, the AMF Fund has the secondary objective of income. Although income is not a part of JH Fund’s investment objective, JHA notes that each fund invests over 80% of its assets in large capitalization companies, which tend to pay dividends on a regular basis. Accordingly, in practice, JHA does not believe that the difference in investment objectives is significant.
Temporary defensive positions. JH Fund may invest in investment-grade short-term securities for temporary defensive purposes, while AMF Fund may invest in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. government securities for these purposes.

COMPARISON OF FUND CLASSES, EXPENSES AND DISTRIBUTION ARRANGEMENTS
Comparison of Funds’ Classes of Shares
The Acquiring Fund currently has two share classes, Class AMF shares and Class H shares. Prior to July 2008, the AMF Fund had one undesignated class. In anticipation of the Reorganization, the undesignated share class was designated as Class AMF. The registration statement for Class H shares was effective with the SEC as of December 2, 2008.
ACQUIRING FUND

Class AMF fee structure	▪	Class AMF shares of the Acquiring Fund are offered with no front-end sales charge and no contingent deferred sales charge.

	▪	Class AMF shares are subject to distribution and service (12b-1) fees equal to the annual rate of 0.25% of average daily net assets of the shares. Shay Financial Services, Inc. (the “Distributor”) currently is voluntarily waiving 0.10% of its fees so that the “12b-1 fees” are 0.15%. This waiver may be discontinued at any time.

Class H fee structure	▪	Class H shares are offered with no front-end sales charge.

	▪	Class H shares do not bear any Rule 12b-1 fees.

	▪	Class H shares require a minimum initial purchase of $50 million. The minimum initial purchase requirement does not apply to accounts established in connection with the Reorganization.
ACQUIRED FUND

Class A fee structure	▪	In the Reorganization, AMF Fund will issue Class AMF shares (described above) in exchange for Class A shares of JH Fund.

	▪	Class A shares are offered with front-end sales charges ranging from 5.00% to 2.00% of the fund’s offering price, depending on the amount invested.

	▪	Class A shares are subject to distribution and service (12b-1) fees equal to the annual rate of 0.25% of average daily net assets of Class A shares.

	▪	There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

	▪	Class A shares’ CDSCs may be waived in certain cases, as listed in the fund’s Class A prospectus.

	▪	No CDSCs will be imposed for the exchange of shares in connection with the Reorganization.

Class B fee structure	▪	In the Reorganization, AMF Fund will issue Class AMF shares (described above) in exchange for Class B shares of JH Fund.

	▪	Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.

	▪	Class B shares are subject to distribution and service (12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.

	▪	Class B shares’ CDSCs may be waived in certain cases, as listed in the fund’s Class B prospectus.

	▪	No CDSCs will be imposed for the exchange of shares in connection with the

Reorganization.

Class C fee structure	▪	In the Reorganization, AMF Fund will issue Class AMF shares (described above) in exchange for Class C shares of JH Fund.

	▪	Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares sold within one year of purchase.

	▪	Class C shares are subject to distribution and service fees (12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.

	▪	Class C shares’ CDSCs may be waived in certain cases, as listed in the fund’s Class C prospectus.

	▪	No CDSCs will be imposed for the exchange of shares in connection with the Reorganization.

Class R1 fee structure	▪	In the Reorganization, AMF Fund will issue Class AMF shares (described above) in exchange for Class R1 shares of JH Fund.

	▪	Class R1 shares are offered without any front-end or contingent deferred sales charges to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class R1 shares.

	▪	Class R1 shares are charged a distribution and service fee (12b-1) equal to the annual rate of 0.50% of the average daily net assets of Class R1 shares. In addition, Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% of certain other services to retirement plans or participants. Service plan fees are actual fees paid for the previous fiscal year.

Class I fee structure	▪	In the Reorganization, AMF Fund will issue Class H shares (described above) in exchange for Class I shares of JH Fund.

	▪	Class I shares are offered without any front-end or CDSCs to certain types of investors if they also meet the minimum initial investment requirement for purchase of Class I shares.

	▪	Class I shares are not charged a distribution and service fee (12b-1).

	▪	Class I shares require a minimum initial purchase of $250,000.
Rule 12b-1 fees are paid out of a class’ assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.
Comparison of Delaware Statutory Trusts and Massachusetts Business Trusts
Capital Series, of which your fund is a series, is organized as a Massachusetts business trust, while AMF, of which the Acquiring Fund is a series, is organized as a Delaware statutory trust. While there are differences between the two forms of organization, the differences relate to the corporate structure of the funds and do not affect the funds’ investment operations. To the extent that the two states differ in their treatment of shareholder and board liability, these differences are generally addressed in a fund’s organizational documents and/or its agreements. The following table summarizes the key differences between these two organizational systems.

Issue	Delaware Statutory Trust	Massachusetts Business Trust
Shareholder liability	Limited by statute that provides that shareholders are not personally liable for obligations of the trust.	Remote possibility of shareholder liability that must be disclosed in the fund’s SAI. Usually limited in the declaration of trust and/or by contractual provisions.

Trustee liability	As permitted under laws of either state, trustee liability is limited by the trust instrument and/or contractual provisions. In Delaware, this limitation of trustee liability is also recognized by statute.

Issue	Delaware Statutory Trust	Massachusetts Business Trust
Annual shareholder meetings	Neither state has a statutory requirement to hold annual shareholder meetings. Annual shareholder meetings could be required by the trust instrument; however, neither AMF nor Capital Series is required to hold annual shareholder meetings.

Shareholder approval of certain actions[1]	No statutory requirement, only if required by the trust instrument (including actions to amend the trust instrument).

Number of authorized shares	Unlimited.

Development of controlling law[2]	Law of business associations is highly developed and, to the extent such law applies to Delaware statutory trusts, provides somewhat clearer guidelines as to the obligations and rights of such trusts and their shareholders.	Law is not as well developed and subject to much interpretation. Massachusetts corporation law is often used by analogy.

State income taxation	None.

Franchise taxes	None.
[1]	Please note that the Investment Company Act of 1940 Act, as amended (the “1940 Act”), requires shareholder approval of certain actions regardless of a fund’s state of organization. For example, Rule 17a-8 under the 1940 Act generally requires shareholder approval of mergers between affiliated funds.

[2]	Please note that the funds must comply with the 1940 Act and other federal securities laws. As a result, many disputes that arise in the course of a fund’s operations are addressed under federal securities laws, rather than state corporate law.
Comparison of Buying, Selling and Exchanging Shares

	ACQUIRED FUND	ACQUIRING FUND
	JH Fund	AMF Fund

Buying shares	Investors may buy shares at their public offering price through a financial representative or the fund’s transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).	Investors may buy shares through a financial intermediary or by completing an application. Shares of the fund may also be available through certain financial institutions.

Minimum initial investment	Class A, Class B and Class C Shares: $1,000 for non-retirement accounts, $500 for retirement accounts and $250 per account opened for group investments. Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.	Class AMF Shares: $10,000* Class H Shares: $50,000,000* * Minimum initial purchase requirements are waived in connection with accounts established in connection with the Reorganization.
Class I Shares: $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion for certain investors. Class R1 Shares:
There is no minimum initial investment required.

Exchanging shares	Class A, Class B and Class C Shares: Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other John Hancock fund, generally	Shareholders may exchange shares of one class of the fund for shares of another series of Asset Management Fund, subject to the minimum account size requirements of the fund being

	ACQUIRED FUND	ACQUIRING FUND
	JH Fund	AMF Fund

without paying any additional sales charges. The registration for both accounts involved must be identical.
	Class I Shares: Shareholders may exchange Class I shares for Class I shares of other John Hancock funds that are available through their plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical.	purchased. Each other AMF fund has a single undesignated share Class with features that are substantially similar to Class AMF shares. If you exchange all of your shares of the Acquiring Fund, please note that you will be required to meet the initial purchase requirements to re-establish an account in the fund ($10,000 for AMF Shares and $50 million for Class H Shares).

Selling shares	Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.	Shareholders may sell their shares by submitting a proper written or telephone request to the Distributor.

Net asset value	All purchases, exchanges and sales are made at a price based on the next net asset value (“NAV”) per share of the class of the fund to be calculated after Signature Services receives your request in good order. The fund’s NAV is determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M., Eastern Time.	All purchases, exchanges and sales (“orders”) are made at a price based on the AMF Fund’s NAV next computed after orders are received by the shareholder servicing agent or its authorized designee. The fund’s NAV is determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M., Eastern Time.

Comparison of Expenses
As the tables below indicate, the pro forma net annual operating expenses of the Acquiring Fund after the Reorganization are expected to be lower than your fund’s expenses for all share classes. However, there can be no assurance that the Reorganization will result in expense savings. The Acquiring Fund currently has two share classes, Class AMF shares and Class H shares. Prior to July 2008, the AMF Fund had one undesignated class. In anticipation of the Reorganization, the undesignated share class was designated as Class AMF. The registration statement for Class H shares was effective with the SEC as of December 2, 2008.
The Funds’ Expenses
Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.
The following expense tables briefly describe the fees and the expenses that shareholders of the JH Fund and AMF Fund may pay if they buy and hold shares of each fund. The expense tables are based on expenses paid by the funds for the twelve months ended April 30, 2008. The expense ratios are based on average net assets for such period and do not reflect fluctuations in NAV since that time. The tables also show the pro forma expenses of the AMF Fund assuming the Reorganization had occurred on May 1, 2007.

						AMF Fund
	JH Fund	JH Fund	JH Fund	JH Fund	AMF Fund	(Pro Forma)
	Class A	Class B	Class C	Class R1	Class AMF	Class AMF
Shareholder transaction expenses(1)

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None(2)	5.00%	1.00%	None	None	None

Annual Operating Expenses

Management fee	0.75%	0.75%	0.75%	0.75%	0.65%	0.65%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.25%(4)	0.25%

Service Plan fee	None	None	None	0.20%(3)	None	None

Other expenses	0.48%	0.48%	0.48%	0.53%	0.37%	0.20%

Total fund operating expenses	1.48%(5)	2.23%(5)	2.23%(5)	1.98%(5)	1.27%(4)	1.10%

Contractual expense reimbursement	None	None	None	None	None	None

Net annual operating expenses	1.48%	2.23%	2.23%	1.98%	1.27%	1.10%(6)(7)

(1)	A $4.00 fee will be charged for wire redemptions.

(2)	A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1 million or more upon which a commission or finder’s fee was paid and that are sold within 1 year after purchase.

(3)	Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

(4)	The Distributor is voluntarily waving 0.10% of its fees so that the Class AMF 12b-1 fees would be 0.15%. With such waiver the total Fund Operating Expenses would be 1.17%.

(5)	JHA had contractually agreed to limit the total expenses of all classes of the Acquired Fund, excluding the distribution and service fees and transfer agent fees, to 0.90% of the fund’s average daily net asset value, on an annual basis, and total expenses on Class A shares to 1.38% of Class A average daily net asset value, on an annual basis, until April 30, 2008. These caps expired on April 30, 2008. As a result of this limitation, net annual operating expenses for the period ended April 30, 2008 were 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, and 1.87% for Class R1.

(6)	Reorganization expenses paid by the Acquiring Fund are not included in the above table. If such expenses were included, both total and net operating expenses are estimated to be 1.22%.

(7)	For a period of one year following the closing date, Shay has contractually agreed to cap ordinary operating expenses of the Acquiring Fund’s Class AMF shares at 1.30% of average daily net assets.

	JH Fund	AMF Fund	AMF Fund (Pro Forma)
	Class I	Class H	Class H
Annual Operating Expenses

Management fee	0.75%	N/A	0.65%

Other expenses	0.30%	N/A	0.20%(2)

Total fund operating expenses	1.05%(1)	N/A	0.85%(3)

Contractual expense reimbursement	None	N/A	None

Net annual operating expenses	1.05%	N/A	0.85%(3)(4)

(1)	JHA had contractually agreed to limit the total expenses of all classes of the Acquired Fund, excluding the distribution and service fees and transfer agent fees, to 0.90% of the fund’s average daily net asset value, on an annual basis until April 30, 2008. These caps expired on April 30, 2008. As a result of this limitation, net annual operating expenses for the period ended April 30, 2008 were 0.94% for Class I.

(2)	Based on estimated expenses for the current fiscal year.

(3)	Reorganization expenses paid for by the AMF Fund are not included in the above table. If such expenses were included, total and net operating expenses are estimated to be 0.97% and 0.90%, respectively.

(4)	For a period of one year following the Closing Date, Shay has contractually agreed to cap ordinary operating expenses of the Acquiring Fund’s Class H shares to 0.90% of average daily net assets.
Examples
The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and AMF Fund, based on fees and expenses incurred during the 12-month period ended April 30, 2008. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming the reorganization of your fund with AMF Fund. The examples are for comparison purposes only and are not a representation of your fund’s or AMF Fund’s actual expenses or returns, either past or future.

								AMF Fund
								(Pro Forma)
								(Assuming
	JH					JH	AMF	Reorganization
	Fund	JH Fund	JH Fund	JH Fund	JH Fund	Fund	Fund	with JH Fund)
		Class B -		Class C -
		assuming	Class B -	assuming	Class C -
		redemption	assuming	redemption	assuming
	Class	at end of	no	at end of	no	Class	Class
	A	period	redemption	period	redemption	R1	AMF	Class AMF

Year 1	$643	$726	$226	$326	$226	$201	$129	$112
Year 3	$945	$997	$697	$697	$697	$621	$403	$350
Year 5	$1,268	$1,395	$1,195	$1,195	$1,195	$1,068	$697	$606
Year 10	$2,180	$2,376	$2,376	$2,565	$2,565	$2,306	$1,534	$1,340

			AMF Fund
			(Pro Forma) (Assuming
			Reorganization with JH
	JH Fund	AMF Fund	Fund)
	Class I	Class H	Class H

Year 1	$107	N/A	$87
Year 3	$334	N/A	$271
Year 5	$579	N/A	$471
Year 10	$1,283	N/A	$1,049
Comparison of Advisory Arrangements
Your fund’s and AMF Fund’s advisory agreements are substantially similar. However, the management fees and subadvisory fees differ as set forth below. JHA serves as the investment adviser for the Acquired Fund and Shay serves as the investment adviser for AMF Fund.
Management Arrangements
Each fund pays monthly management fees to JHA or Shay, as the case may be, equal to the following annual percentage of its average daily net assets:
Annual Advisory Fee Rates

JH Fund (JHA)	AMF Fund (Shay)
0.75% for first $2.7 billion; and	0.65% for the first $250 million; and
0.70% for assets over $2.7 billion.	0.55% for assets over $250 million.
Subadvisory Arrangements
JHA pays subadvisory fees to Shay equal to the following annual percentages of the average daily net assets of the Acquired Fund, as shown in the following table:
Annual Subadvisory Fee Rates

JH Fund
(JHA to Shay)	AMF Fund
0.45% for first $250 million;	Not applicable
0.40% for amounts greater than $250 million up to $500 million;
0.35 % for amounts in excess of $500 million up to $750 million;
0.30% for amounts in excess of $750 million up to $1,000 million; and 0.25% for amounts in excess of $1,000 million.
Comparison of Distribution Plans
Each fund has adopted Distribution Plans in accordance with Rule 12b-1 under the 1940 Act. The following table shows the various Rule 12b-1 fees applicable to each fund’s shares. The Acquired Fund’s Class A shares have a Rule 12b-1 fee equal to 0.25%. Similarly, the Class AMF shares of the Acquiring Fund have a Rule 12b-1 fee equal to 0.25%; however, the Distributor has voluntarily waived 0.10% of its fees so that the Rule 12b-1 fees will be 0.15%. As a result, upon the consummation of the Reorganization, the Rule 12b-1 fees for Class B and Class C of the Acquired Fund would be reduced from 1.00% to 0.15% (net of current waivers). In addition, Rule 12b-1 fees of

Class R1 of the Acquired Fund would be reduced from 0.50% to 0.15% (net of current waivers). Neither the JH Fund’s Class I shares nor the AMF Fund’s Class H shares have Rule 12b-1 fees.

	JH Fund	AMF Fund
Class AMF	Not applicable	0.25%

Class A	0.25%	Not applicable

Class B	1.00%	Not applicable

Class C	1.00%	Not applicable

Class R1	0.50%	Not applicable
Your fund’s Rule 12b-1 plans are “reimbursement plans,” which provide for reimbursement to John Hancock Funds, LLC for its payment of certain distribution and shareholder service expenses of your fund. The Acquiring Fund’s Rule 12b-1 plans are “compensation plans” which provide for direct payment of distribution and shareholder service fees to the Distributor. Under a reimbursement Rule 12b-1 plan, the fund reimburses only actual costs incurred. Under a “compensation” Rule 12b-1 plan (in contrast to a reimbursement plan), the Distributor receives a fixed amount that may exceed the Distributor’s costs in providing services and could result in a profit to the Distributor.
COMPARISON OF INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares and shows the similarities of the principal risks affecting each fund.
In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and AMF Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of AMF Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

Equity Securities Risk	A principal risk is that the equity securities in which a fund invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions and changes in the general outlook for corporate.

Management Risk	Each fund’s management strategy has a significant influence on fund performance. If the management strategies do not perform as expected, the fund could underperform its peers or lose money.

Large-Capitalization Risk	Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks.

Issuer Risk	A security may lose value as a result of a number of factors. These factors include capital structure, management performance and a diminished market for the issuer’s product and/or services.

Comparison of Fund Performance
Past performance records of JH Fund and AMF Fund through December 31, 2007, including: (1) calendar year total returns (without sales charges); and (2) average annual total returns (including imposition of sales charges) are set forth under “Fund Past Performance” beginning on page 12 of this proxy statement and prospectus.
PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
Description of Reorganization
You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A, with respect to your fund. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization to be accomplished on the following terms:
▪	The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on [February 20, 2009], but may occur on any later date on or before [February 19], 2010. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume the Acquired Fund’s stated liabilities. This will result in the addition of the Acquired Fund’s assets less stated liabilities (“net assets”) to the Acquiring Fund’s portfolio. The NAV of both funds will be computed as of 4:00 p.m., Eastern Time, on the closing date of the Reorganization.

▪	The Acquiring Fund will issue Class AMF shares to JH Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class A shares. As part of the complete liquidation of the Acquired Fund, these shares will be distributed as soon as practicable to Class A shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of the Acquired Fund will become Class AMF shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class AMF shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class B shares. As part of the complete liquidation of the Acquired Fund, these shares will be distributed as soon as practicable to Class B shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of the Acquired Fund will become Class AMF shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class AMF shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class C shares. As part of the complete liquidation of the Acquired Fund, these shares will be distributed as soon as practicable to Class C shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of the Acquired Fund will become Class AMF shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class AMF shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R1 shares. As part of the liquidation of the Acquired Fund, these shares will be distributed as soon as practicable to Class R1 shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class R1 shareholders of the Acquired Fund will become Class AMF shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class H shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class I shares. As part of the liquidation of the Acquired Fund, these shares will be distributed as soon as practicable to Class I shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of the Acquired Fund will become Class H shareholders of the Acquiring Fund.

▪	After the shares are distributed to the Acquired Fund’s shareholders, the existence of the Acquired Fund will be terminated.

Reasons for the Proposed Reorganization
This proxy statement and prospectus is being used by the Capital Series Board.
The Capital Series Board believes that the proposed Reorganization will be advantageous to the shareholders of the fund for several reasons. The Capital Series Board (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.
First, the Capital Series Board reviewed the historical performance of JH Fund relative to AMF Fund’s performance and relative to the relevant benchmarks. The Board considered that the funds had comparable performance, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble AMF Fund, AMF Fund will be the survivor of the Reorganization. As such, the combined fund will assume the performance history of AMF Fund at the closing of the Reorganization.
Second, the Reorganization would permit your fund’s shareholders to pursue a similar investment objective in a larger fund utilizing substantially similar investment policies. Each fund focuses at least in part on capital appreciation.
Third, at current asset levels, the advisory fee rate of the Acquiring Fund is less than that of JH Fund. In addition, the distribution fee rate of each class of the Acquiring Fund is the same or lower than that of the corresponding JH Fund class.
Fourth, a combined fund offers economies of scale that may lead to lower fund expenses in the future. Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce AMF Fund’s expense ratio over time because of economies of scale if the funds are combined.
Fifth, shareholders of the Acquired Fund will continue to have access to Shay’s investment process and investing expertise.
FUND PAST PERFORMANCE
Set forth below is past performance information for JH Fund and AMF Fund, which may help provide an indication of each fund’s investment risk.
With respect to JH Fund, the bar chart under “Calendar Year Total Returns” shows how JH Fund’s Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average Annual Total Returns” shows average annual total return for JH Fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.
With respect to AMF Fund, the bar chart under “Calendar Year Total Returns” shows how AMF Fund’s total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average Annual Total Returns” shows average annual total return for AMF Fund over time) compared with a broad-based securities market index. Performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

JH Fund
Calendar Year Total Returns — Class A Shares (without sales charge)
The year-to-date return of Class A shares of JH Fund as of September 30, 2008 was -12.79%.
Quarterly Returns
During the period shown in the above bar chart, JH Fund’s highest quarterly return was 22.56% for the fourth quarter of 1998, and the lowest quarterly return was -12.82% for the third quarter of 2002.
Average Annual Total Returns for Periods Ended December 31, 2007 (including sales charge)
JH Fund(1)

				Life of	Life of
	1-Year	5-Years	10 Years	Class(4)	Class(5)
Class A before tax	-2.87%	5.97%	4.85%	—	—

Class A after tax on distributions(2)	-3.90%	5.39%	3.85%	—	—

Class A after tax on distributions, with sale(2)	-0.71%	5.05%	3.89%	—	—

Class B before tax	-3.29%	—	—	5.39%	—

Class C before tax	0.52%	—	—	5.77%	—

Class I before tax	2.63%	—	—	6.99% %	—

Class R1 before tax	1.61%	—	—	—	5.09%

Standard & Poor’s 500 Index(3)	5.49%	12.83%	5.91%	11.41%	10.18%

(1)	On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges.

(2)	After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown.

Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(3)	A broad-based, unmanaged total return performance benchmark of domestically traded common stocks. A broad-based, unmanaged total return performance benchmark of domestically traded common stocks.

(4)	Began on August 25, 2003.

(5)	Began on November 3, 2003.

AMF Fund
Calendar Year Total Returns — Class AMF Shares (without sales charge)
The year-to-date return of shares of AMF Fund as of September 30, 2008 was -12.26%.
Quarterly Returns
During the period shown in the above bar chart, AMF Fund’s highest quarterly return was 21.31% for the fourth quarter of 1998, and the lowest quarterly return was -12.67% for the third quarter of 2002.
Average Annual Total Returns for Periods Ended December 31, 2007
AMF Fund(1)

	1-Year	5-Years	10 Years
Class AMF before tax	2.48%	6.99%	4.90%

Class AMF after tax on distributions(2)	0.82%	5.94%	3.53%

Class AMF after tax on distributions, with sale(2)	3.83%	5.98%	3.85%

Class H(3)	—	—	—

Standard & Poor’s 500 Index(4)	5.49%	12.83%	5.91%

(1)	On January 8, 2007, through a reorganization, the fund acquired all of the assets of the AMF Large Cap Equity Institutional Fund, Inc. (the predecessor fund. The predecessor fund’s returns have been restated to reflect the fees and expenses of AMF Fund shares.

(2)	After-tax returns calculated using the historical highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	No performance information is available. Class H shares were not offered as of December 31, 2007. Class H shares will be offered following the closing of the Reorganization.

(4)	A broad-based, unmanaged total return performance benchmark of domestically traded common stocks.
FURTHER INFORMATION ON THE REORGANIZATION
Federal Income Tax Status of the Reorganization
The Reorganization is intended to qualify as a “reorganization” for federal income tax purposes and, as such, no gain or loss will be recognized by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund. In addition, the Reorganization will not take place unless the funds receive a satisfactory opinion from K&L Gates LLP substantially to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:
▪	The transfer by the Acquired Fund of all of its assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, followed by the pro rata distribution of all of the Acquiring Fund shares so received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

▪	No gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund;

▪	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund’s stated liabilities by the Acquiring Fund;

▪	The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the Reorganization;

▪	The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s holding period for those assets;

▪	Shareholders of the Acquired Fund will not recognize any gain or loss upon the exchange of their shares of the Acquired Fund solely for Acquiring Fund shares as part of the Reorganization;

▪	The aggregate basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the Reorganization will be the same as the aggregate basis of the shares of the Acquired Fund surrendered in exchange therefor; and

▪	The holding period of the Acquiring Fund shares received by an Acquired Fund shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that the shares of the Acquired Fund were held as capital assets on the date of the exchange.
In rendering such opinion, counsel will rely upon, among other things, reasonable and customary assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.
No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.
Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition (or deemed disposition) of portfolio securities in connection with, or as a result of, the Reorganization (after reduction by any available capital loss carry-forwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders for federal income tax purposes.
The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.
This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.
Additional Terms of the Agreement and Plan of Reorganization
Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.
Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, section 8).
The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, section 9).
The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s declaration of trust and by-laws. The Acquired Fund’s and Acquiring Fund’s obligations are also subject to the receipt of a favorable opinion of K&L Gates LLP as to certain federal income tax consequences of the Reorganization (see Agreement, sections 8(f) and 9(f)).
Termination of Agreement. The Board of Trustees of the Acquired Fund (the Capital Series Board) or of the Acquiring Fund (the AMF Board of Trustees) may terminate the Agreement as to its respective fund (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that Board of Trustees believes that proceeding with the Reorganization for its fund would no longer be in the best interests of the fund.
Expenses of the Reorganization. The Acquiring Fund and JHA will pay the costs that the Acquiring Fund and the Acquired Fund, respectively, incur in connection with the Reorganization, whether or not the Reorganization occurs.

CAPITALIZATION
With respect to the proposal, the following table sets forth the capitalization of each fund as of April 30, 2008, and the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred on that date. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

	Net Assets			Shares
Funds	(millions)	Share Class	NAV	Outstanding
JH Fund	$44.7	Class A	$17.37	2,571,858
(Acquired Fund)	$3.0	Class B	$16.98	176,694
	$2.2	Class C	$17.00	130,948
	$3.1	Class I	$17.42	175,810
	$0.3	Class R1	$17.20	18,749
AMF Fund	$50.4	Class AMF	$8.64	5,828,685
(Acquiring Fund)	$0.0	Class H	N/A	N/A
AMF Fund	$100.6	Class AMF	$8.64	11,643,411
(Acquiring Fund) (pro forma assuming Reorganization with
JH Fund)	$3.1	Class H	$8.64	354,521
If the Reorganization had taken place on April 30, 2008: approximately 5,171,304 Class AMF, 347,314 Class AMF, 257,696 Class AMF, 354,521 Class H, and 37,325 Class AMF shares of AMF Fund would have been issued for 2,571,858 Class A, 176,694 Class B, 130,948 Class C, 175,810 Class I, and 18,749 Class R1 shares, respectively, of JH Fund.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ BUSINESSES
The following table shows where in each fund’s prospectus you can find additional information about the business of the fund.

Type of Information	Headings in JH Fund	Headings in AMF Fund

Investment objective and policies	Goal and strategy/Main risks	Investment Objective/Principal Strategies

Portfolio management	Who’s who	Portfolio Managers

Expenses	Investor costs	Fees and Expenses

Custodian	Who’s who	Shareholder Reference Information

Shares of beneficial interest	Your Account: Choosing a share class	Investing in the Funds

Purchase of shares	Your Account: Choosing a share class, How sales charges are calculated, Sales charge reductions and waivers, Opening an account, Buying shares, Transaction policies, Additional investor services	Investment in the Funds: Share Purchases, Purchasing Shares through a Shareholder Servicing Agent

Redemption of sale of shares	Your Account: Selling shares, How sales charges are calculated, Transaction policies	Redeeming Shares

Type of Information	Headings in JH Fund	Headings in AMF Fund

Dividends, distributions and taxes	Dividends and account policies	Investment in the Funds: Dividends
BOARD EVALUATION AND RECOMMENDATION
For the reasons described above, the Capital Series Board, including the trustees of the trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or JHA, approved the Reorganization. In particular, the Capital Series Board has determined that the proposed Reorganization is in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the AMF Board of Trustees, including the trustees of the trust who are not “interested persons” (as defined in the 1940 Act) of the Acquiring Fund or Shay, approved the Reorganization. They also determined that the Reorganization is in the best interests of AMF Fund and that the interests of AMF Fund’s shareholders would not be diluted as a result of the Reorganization.
The trustees of your fund recommend that
shareholders of your fund vote FOR the proposal
to approve the Agreement and Plan of Reorganization
for your fund.
VOTING RIGHTS AND REQUIRED VOTE
Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:
(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In General	All shares “present” in person or by proxy are counted towards a quorum.	Shares “present” at the meeting will be voted in person at the meeting. Shares “present” by proxy will be voted in accordance with instructions.

Proxy with no Voting Instruction (other than Broker Non-Vote)	Considered “present” at the meeting.	Voted “for” a proposal.

Broker Non-Vote	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”

Abstain	Considered “present” at the meeting.	Not voted. Same effect as a vote “against.”
If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund will continue to engage in business as a separate mutual fund and the fund’s Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING
Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund’s investment adviser, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $[50,000.] JHA will pay for the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.
Revoking Proxies
Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:
▪	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., Mutual Fund Operations, PO Box 9510, Portsmouth, New Hampshire 03802-9510;

▪	By returning a duly executed proxy with a later date before the time of the meeting; or

▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.
Being present at the meeting alone does not revoke a previously executed and returned proxy.
Outstanding Shares and Quorum
As of [December 1, 2008] (the “record date”), the number of shares of beneficial interest of the Acquired Fund outstanding was as follows:

Shares Outstanding
Class A	[ ]
Class B	[ ]
Class C	[ ]
Class I	[ ]
Class R1	[ ]

Total	0
Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.
Other Business
The Capital Series Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.
Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.
Telephone Voting
In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions and to confirm that the voting instructions have been properly recorded. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.
▪	A shareholder will be called on a recorded line at the telephone number in the fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.
Internet Voting
You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the “control number” that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.
To vote via the Internet:
▪	Read the proxy statement and have your proxy card(s) at hand.

▪	Go to the Web site on the proxy card.

▪	Enter the “control number” found on your proxy card.

▪	Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.
Shareholders’ Proposals
The JH Fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of the fund must submit the proposal in writing, so that it is received by the fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS
To the knowledge of each fund, as of [                                                             , 2008], the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

JH Fund
Names and Addresses	Percentage	Class	Record or Beneficial

AMF Fund
Names and Addresses	Percentage	Class	Record or Beneficial

As of [                                                             , 2008], the trustees and officers of each fund owned in the aggregate less than 1% of each class of their respective fund’s outstanding shares.
EXPERTS
The financial highlights and financial statements of: (i) the Acquiring Fund, for the fiscal year ended October 31, 2007, and the six months ended April 30, 2008; and (ii) the Acquired Fund, for the fiscal year ended December 31, 2007, and the six months ended June 30, 2008, are incorporated by reference into this proxy statement and prospectus.
The financial statements and financial highlights for the most recent fiscal year ended October 31, 2007, for the Acquiring Fund, have been audited by the independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), as stated in its report appearing in the Acquiring Fund’s annual report to shareholders for the fiscal year ended October 31, 2007. The financial statements and financial highlights for the Acquired Fund’s most recent fiscal year ended December 31, 2007, have also been audited by PwC, as stated in its report incorporated by reference in the fund’s SAI dated May 1, 2008. These financial statements and financial highlights have been included in reliance on the reports of PwC, given on their authority as experts in accounting and auditing.
AVAILABLE INFORMATION
Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s Website at www.sec.gov.

EXHIBIT A
FORM OF
AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization (the “Agreement”) is made as of                      ___, 2008, by and between John Hancock Large Cap Select Fund (the “Acquired Fund”), a series of John Hancock Capital Series (the “Acquired Fund Trust”), a Massachusetts business trust, and AMF Large Cap Equity Fund (the “Acquiring Fund”), a series of Asset Management Fund (the “Acquiring Fund Trust”), a Delaware statutory trust.
     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of the Acquired Fund Assets (as defined below) to the Acquiring Fund solely in exchange for voting shares of beneficial interest in the Acquiring Fund set forth below (the “Merger Shares”), and the assumption by the Acquiring Fund of the Assumed Liabilities (as defined below) of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:
1. Representations and Warranties of the Acquiring Fund.
     The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund that:
     (a) The Acquiring Fund Trust is a Delaware statutory trust, duly organized and validly existing under, and in conformity with, the laws of the state of Delaware, and has the trust power to own all of its assets and to carry out its obligations under this Agreement. Neither the Acquiring Fund Trust nor the Acquiring Fund is required to qualify as a foreign association in any jurisdiction in which it is not so qualified, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund. Each of the Acquiring Fund Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.
     (b) The Acquiring Fund is a separate series of the Acquiring Fund Trust duly designated in accordance with the applicable provisions of the Acquiring Fund Trust’s Amended and Restated Agreement and Declaration of Trust dated September 22, 2006, as may be amended (the “Acquiring Fund Trust Declaration”).
     (c) The Acquiring Fund Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.
     (d) The Acquiring Fund has elected to be treated as, and for each taxable year since its inception has met the requirements of subchapter M of the Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Section 851 of the Code and for computing its federal income tax liability under Section 852 of the Code. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.
     (e) The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended October 31, 2007, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly present the financial condition and result of operations of the Acquiring Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States (“GAAP”) applied on a consistent basis. The schedule of investments of the Acquiring Fund contained in the unaudited semi-annual report for the period ended April 30, 2008 fairly present the investments of the Acquiring Fund as of the date indicated.
     (f) The Acquiring Fund had no known liabilities of a material nature, contingent or otherwise, required to be reflected in the statement of assets and liabilities for the fiscal period ended October 31, 2007 or the fiscal period ended April 30, 2008, in accordance with GAAP as of such date not disclosed therein. Since April 30, 2008, there has not been a material adverse change in the Acquiring Fund’s financial condition, assets or business other than changes occurring in the ordinary course of business; provided further that, a decline in the value of the Acquiring Fund’s assets as a result of redemption activity or market value fluctuation of portfolio securities shall be deemed changes in the ordinary course.
     (g) The Acquiring Fund Trust, on behalf of the Acquiring Fund, has full trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board of Trustees”) and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject as to enforceability to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
     (h) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund Trust on behalf of the Acquiring Fund, threatened against the Acquiring Fund Trust or the Acquiring Fund which assert liability on the part of the Acquiring Fund or which materially affect the financial condition of the Acquiring Fund or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Acquiring Fund Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of the business of the Acquiring Fund.
     (i) The execution and performance of the Agreement will not result in a material violation of the Acquiring Fund Trust Declaration or the Acquiring Fund Trust’s By-laws dated July 21, 2005, as may be amended (the “Acquiring Fund Trust By-laws”), or any material contract or other commitment or obligation, nor is the Acquiring Fund Trust or Acquiring Fund subject to any order or decree, which would be violated by its execution or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
     (j) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in, or filed as part of, the N-14 Registration Statement (as defined in sub-section (l) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time (as defined below).
     (k) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “Securities Act”), the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).
     (l) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Acquiring Fund Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund, (i) did and will comply in all material respects with the provisions of the Securities Act, the Exchange Act and the 1940 Act and the rules and regulations thereunder; and (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.
     (m) The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its then-current registration statement on Form N-1A.
     (n) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any shares of the Acquiring Fund.
     (o) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class AMF and Class H shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.
     (p) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the Securities Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.
     (q) All federal, state, local and foreign tax returns of the Acquiring Fund required to be filed by it have been timely filed and are correct in all material respects and all federal, state, local and foreign taxes shown or required to be shown on said returns to be due and owing and all assessments received by it, up to and including the Closing Date have been paid or adequate provision shall have been made for their payment. All tax liabilities of the Acquiring Fund, whether or not shown on any tax return, have been adequately provided for on its books, and, to the best of the Acquiring Fund’s knowledge, no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid or provided for, up to and including the Closing Date.
     (r) The Class AMF shares prospectus and statement of additional information of the Acquiring Fund dated March 1, 2008, as supplemented [                    , 2008], and the Class H shares prospectus and statement of additional information of the Acquiring Fund dated December 2, 2008 (collectively, the “Acquiring Fund Prospectus”), and any amendments or supplements thereto, furnished to the Acquired Fund, conform in all material respects with the applicable requirements of the Securities Act and the 1940 Act and the rules and regulations of the Commission thereunder, and did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;
     (s) The Acquiring Fund currently complies in all material respects with, and, to the knowledge of the Acquiring Fund, since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the 1940 Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund. All advertising and sales material used by the Acquiring Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the 1940 Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the 1940 Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading.
2. Representations and Warranties of the Acquired Fund
The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund that:
     (a) The Acquired Fund Trust is a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquired Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund Trust. Each of the Acquired Fund Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.
     (b) The Acquired Fund is a separate diversified series of the Acquired Fund Trust duly designated in accordance with the applicable provisions of the Acquired Fund Trust’s Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the “Acquired Fund Trust Declaration”).
     (c) The Acquired Fund Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect,
     (d) The Acquired Fund has elected to be treated as, and has met the requirements of subchapter M of the Code for treatment as, a RIC within the meaning of Section 851 of the Code and for computing its federal income tax liability under Section 852 of the Code for each taxable year since its inception, and will continue to meet such requirements at all times through the Closing Date (including without limitation the taxable year ending on the Closing Date). The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Fund is treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code.
     (e) The Acquired Fund Trust, on behalf of the Acquired Fund, has full trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board of Trustees”), and, assuming due execution and delivery by the Acquiring Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
     (f) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended December 31, 2007, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the unaudited statement of assets and liabilities, statement of operations, and statement of changes in net assets of the Acquired Fund and the unaudited schedule of investments of the Acquiring Fund for the period ended June 30, 2008, each of which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with GAAP applied on a consistent basis.
     (g) The Acquired Fund had no known liabilities of a material nature, contingent or otherwise, required to be reflected in the statement of assets and liabilities for the fiscal period ended June 30, 2008, in accordance with GAAP as of such date not disclosed therein. Since June 30, 2008, there has not been a material adverse change in the Acquired Fund’s financial condition, assets or business other than changes occurring in the ordinary course of business; provided further that, a decline the value of the Acquired Fund’s assets as a result of redemption activity or market value fluctuation of portfolio securities shall be deemed changes in the ordinary course.
     (h) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, threatened against the Acquired Fund Trust or the Acquired Fund which assert liability on the part of the Acquired Fund Trust or the Acquired Fund or which materially affect the financial condition of the Acquired Fund Trust or the Acquired Fund or the Acquired Fund Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Acquired Fund Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.
     (i) Except as disclosed in writing to the Acquiring Fund, the Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement or agreements with service providers solely for the purpose of facilitating the termination of the Acquired Fund) which will not be terminated at or prior to the Closing Date, and no such termination will result in material liability to the Acquired Fund or the Acquiring Fund;
     (j) The execution and performance of this Agreement will not result in any violation of any provision of the Acquired Fund Trust Declaration or the Acquired Fund Trust’s Amended and Restated By-laws dated March 8, 2005, as may be amended (the “Acquired Fund Trust By-laws”), and neither the Acquired Fund Trust or the Acquired Fund is a party to any material contract or other commitment or obligation, nor is either subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund Trust and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.
     (k) All federal, state, local and foreign tax returns of the Acquired Fund required to be filed by it have been timely filed and are correct in all material respects, and all federal, state, local and foreign taxes shown or required to be shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs have been paid or adequate provision shall have been made for their payment. All tax liabilities of the Acquired Fund, whether or not shown on any tax return, have been adequately provided for on its books, and, to the best of the Acquired Fund’s knowledge, no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid or provided for, up to and including the taxable year in which the Closing Date occurs.
     (l) There are no material liens on the assets of the Acquired Fund relating to or attributable to taxes, except for taxes not yet due and payable.
     (m) The tax bases of the assets of the Acquired Fund are accurately reflected in all material respects on the Acquired Fund’s tax books and records, except to the extent that the tax bases of particular assets need to be adjusted at the end of the taxable year ending on the Closing Date or as a result of transactions occurring after the Closing Date due to the application of tax law and regulations, including for example the wash sale and mark-to-market rules.
     (n) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for federal income tax purposes.
     (o) The Acquired Fund’s tax attributes are not limited under the Code (including but not limited to any capital loss carryforward limitations under Section 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law.

     (p) At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets (as defined below). At the Closing Date, subject only to the obligation to deliver the Acquired Fund Assets as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Assets, and the Acquiring Fund will acquire all of the Acquired Fund Assets free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Assets or materially affect title thereto).
     (q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the Securities Act, the Exchange Act, the 1940 Act or state securities laws.
     (r) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,
          (i) did and will comply in all material respects with the provisions of the Securities Act, the Exchange Act and the 1940 Act and the rules and regulations thereunder; and
          (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.
     (s) All issued and outstanding shares of the Acquired Fund (“Acquired Fund Shares”) are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security or other right convertible into any shares of the Acquired Fund.
     (t) All of the Acquired Fund Shares were offered for sale and sold in conformity with all applicable federal and state securities laws.
     (u) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.
     (v) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.
     (w) The prospectus and statement of additional information of the Acquired Fund, each dated May 1, 2008 (collectively, the “Acquired Fund Prospectus”), and any amendments or supplements thereto, furnished to the Acquiring Fund, conform in all material respects with the applicable requirements of the Securities Act and the 1940 Act and the rules and regulations of the Commission thereunder, and did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

     (x) The Acquired Fund currently complies in all material respects with, and, to the knowledge of the Acquired Fund, since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the 1940 Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the 1940 Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the 1940 Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading.
3. The Reorganization.
     (a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Assets (including, without limitation, interest accrued as of the Valuation Time on debt instruments) and to assume the Assumed Liabilities (each as defined below) in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts and class due the shareholders of each class of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time, as provided in Section 4 of this Agreement.
     (b) The Acquired Fund Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill (other than the use of the name “John Hancock”), contractual rights of the Acquired Fund (other than those terminated pursuant to Section 2(i) hereof), all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Acquired Fund and the Acquiring Trust, be provided access to) copies of all books and records that the Acquired Fund is required to maintain under the 1940 Act and the rules of the Commission thereunder.
     (c) “Assumed Liabilities” shall mean: (i) the liabilities of the Acquired Fund that are included in the calculation of the Acquired Fund’s net asset value (“NAV”) in accordance with GAAP on the Closing Date (as defined below); and (ii) liabilities of the Acquired Fund on the Closing Date with respect to its investment operations that are both: (a) not required by GAAP to be included in the calculation of NAV; and (b) consistent with liabilities of registered investment companies in the ordinary course of their businesses (i.e., excluding any extraordinary obligations including, but not limited to, unknown or contingent liabilities, legal proceedings, shareholder claims, payments made pursuant to a plan of distribution adopted in accordance with Rule 12b-1 under the 1940 Act, and liabilities arising solely pursuant to this Agreement).
     (d) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

          (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the Acquired Fund Trust Board of Trustees or the Acquired Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and
          (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund Trust Board of Trustees or the Acquiring Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.
     (e) On or prior to the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date, if any, and all of its net capital gain realized in all taxable periods ending on or before the Closing Date, if any.
     (f) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or other income or gain the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Assets transferred to the Acquiring Fund hereunder.
     (g) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing by the parties (the “Valuation Time”).
     (h) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 9(b) of this Agreement.
     (i) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and will withdraw its authority to do business in any state where it has such authority.
4. Valuation.
     (a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate NAV equal, in the case of Class AMF shares of the Acquiring Fund, to the value of the Acquired Fund Assets attributable to Class A, Class B, Class C, and Class R1 shares of the Acquired Fund less the value of the Assumed Liabilities attributable to Class A, Class B, Class C and Class R1 shares of the Acquired Fund, and, in the case of Class H shares of the Acquiring Fund, to the value of the Acquired Fund Assets attributable to Class I shares less the value of the Assumed Liabilities attributable to Class I shares of the Acquired Fund on such date, determined as hereinafter provided in this Section 4.
     (b) The NAV of the Merger Shares to be delivered to the Acquired Fund, the value of the Acquired Fund Assets, and the value of the Assumed Liabilities, shall in each case be determined as of the Valuation Time.
     (c) The NAV of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund. The value of the Acquired Fund Assets and Assumed Liabilities shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the NAV of the Acquiring Fund’s assets and liabilities.

     (d) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Each shareholder of each class of the Acquired Fund shall receive a proportionate number of shares of the corresponding class of Merger Shares issued with respect to the net assets of such class of the Acquired Fund pursuant to Section 4(a) of this Agreement.
5. Payment of Expenses.
     (a) Each Fund will bear any and all costs and expenses of the Reorganization that it may incur (unless assumed by John Hancock Advisers LLC with respect to the Acquired Fund or by Shay Assets Management, Inc. with respect to the Acquiring Fund), including any brokerage commissions, dealer mark-ups and similar expenses that it may incur in connection with the purchases or sale of portfolio securities; provided, that: (i) the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws; and (ii) the Acquired Fund shall be responsible for the costs of printing the Prospectus/Proxy Statement, mailing the Prospectus/Proxy Statement to its shareholders, all related proxy solicitation costs.
     (b) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.
     (c) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.
6. Covenants of the Acquired Fund and the Acquiring Fund.
     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:
     (a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.
     (b) The Acquired Fund Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.
     (c) In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquired Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Acquiring Fund Trust, on behalf of the Acquiring Fund, will file for registration under the Securities Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto. The Acquiring Fund will use its best efforts to obtain effectiveness of the N-14 Registration Statement from the Commission as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the Securities Act, the Exchange Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.
     (d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.
     (e) The Acquired Fund Trust shall:

          (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund Trust Declaration and Acquired Fund Trust By-laws, the 1940 Act, any other applicable law, and the terms of this Agreement;
          (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and
          (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the complete liquidation and termination of the Acquired Fund.
     (f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes, whether or not shown as due on said returns, either have been paid or adequate liability reserves have been provided for the payment of all such taxes.
     (g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return, unless in the reasonable opinion of counsel to such Fund, there is not a reasonable basis for taking the position on such tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Acquiring Fund Trust, the Acquiring Fund, the Acquired Fund Trust and the Acquired Fund will take such commercially reasonable action, or cause such commercially reasonable action to be taken, as is reasonably necessary to enable K&L Gates LLP, special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates LLP).
     (h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending on or after the Closing Date and for all prior taxable periods.
     (i) After the Closing Date, the Acquired Fund shall prepare, and provide to the Acquiring Fund a copy of, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly and timely filed with the appropriate taxing authorities. The Acquired Fund shall pay all such taxes shown as due on such tax returns. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by the Acquiring Fund to the extent such expenses were accrued prior to the Closing Date and included in the Assumed Liabilities; any excess expenses shall be borne by the Acquired Fund, its investment adviser or an affiliate of its investment adviser.
     (j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Acquiring Fund Trust, an open-end management investment company registered under the 1940 Act.
7. Closing Date.
     (a) Delivery of the Acquired Fund Assets, assumption of the Assumed Liabilities, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [                     ___, 200___], or at such

other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”
     (b) To the extent that any Acquired Fund Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Assets to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.
     (c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Assets delivered to the Acquiring Fund hereunder.
     (d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number and class of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.
8. Conditions of the Acquired Fund’s Obligations.
     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:
     (a) That the Acquiring Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquiring Fund Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Acquiring Fund Trust Board of Trustees certified by its Secretary.
     (b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund’s President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.
     (c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such times, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such times.
     (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
     (e) That the Acquired Fund shall have received the opinion(s) of Vedder Price P.C., counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:
          (i) the Acquiring Fund is duly established series of the Acquiring Fund Trust, a trust that is validly existing as a statutory trust under the laws of the State of Delaware;
          (ii) the Acquiring Fund Trust is registered under with the Commission as an open-end, management investment company under the 1940 Act;

          (iii) the execution of this Agreement has been duly authorized and approved by all requisite trust action of the Acquiring Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;
          (iv) neither the execution or delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;
          (v) the Merger Shares have been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable; and
          (vi) to its knowledge, the execution and delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the State of Delaware or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the Securities Act, the Exchange Act, the 1940 Act or the rules and regulations thereunder).
          Such opinions shall be subject to such customary assumptions and qualifications as such counsel shall reasonably request.
     (f) That the Acquired Fund shall have obtained an opinion from K&L Gates LLP dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, substantially to the effect that:
          (i) the consummation of the Reorganization set forth in this Agreement constitutes a reorganization within the meaning of Section 368(a) of the Code and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
          (ii) the Acquired Fund will recognize no gain or loss on the transfer of the Acquired Fund Assets to the Acquiring Fund in exchange solely for the Merger Shares and the Acquiring Fund’s assumption of the Assumed Liabilities or on the subsequent distribution of the Merger Shares to the Acquired Fund’s shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund;
          (iii) the Acquiring Fund will recognize no gain or loss on its receipt of the Acquired Fund Assets in exchange solely for the Merger Shares and its assumption of the Assumed Liabilities;
          (iv) the Acquiring Fund’s basis in the Acquired Fund Assets immediately after the Reorganization will be the same as the Acquired Fund’s basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for the Acquired Fund Assets will include the Acquired Fund’s holding period therefor;
          (v) an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund Shares solely for Merger Shares pursuant to the Reorganization; and
          (vi) an Acquired Fund shareholder’s aggregate basis in the Merger Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it actually or constructively surrenders in exchange for such Merger Shares, and its holding period for such Merger Shares will include its holding period for such Acquired Fund Shares, provided such shareholder holds such Acquired Fund Shares as capital assets at the Closing Date.

     (g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the other parties.
     (h) That the N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.
9. Conditions of the Acquiring Fund’s Obligations.
     The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:
     (a) That the Acquired Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust Board of Trustees and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Acquired Fund Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Acquired Fund Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.
     (b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Assets since that date or changes in the market value of the Acquired Fund Assets.
     (c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such times and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such times.
     (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.
     (e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:
          (i) the Acquired Fund is a separate series of the Acquired Fund Trust, both the Acquired Fund and the Acquired Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;
          (ii) the Acquired Fund is a separate series of the Acquired Fund Trust, an open-end, management investment company registered under the 1940 Act;
          (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquired Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

          (iv) neither the execution or delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and
          (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquired Fund Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the Securities Act, the Exchange Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.
     (f) That the Acquiring Fund shall have obtained an opinion from K&L Gates LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the consummation of the Reorganization set forth in this Agreement constitutes a reorganization within the meaning of Section 368(a) of the Code and as to the matters specified in Section 8(f) of this Agreement.
     (g) That the N-14 Registration Statement shall have become effective under the Securities Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the parties hereto, be contemplated by the Commission.
     (h) That the Post-Effective Amendment No. to the registration statement of the Acquiring Fund Trust on Form N-1A relating to the registration of Class H shares of the Acquiring Fund shall have become effective under the Securities Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the parties hereto, be contemplated by the Commission.
     (i) That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.
     (j) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.
     (k) That on or prior to the Closing Date the Acquired Fund shall have declared and paid a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date, and all of its net capital gain, if any, realized in all taxable periods ending on or before the Closing Date.
10. Termination, Postponement and Waivers.
     (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,
          (i) by mutual consent of the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees;

          (ii) by the Acquired Fund Trust Board of Trustees upon a material breach of any representation or warranty in this Agreement by the Acquiring Fund or if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board;
          (iii) by the Acquiring Fund Trust Board of Trustees upon any material breach of any representation or warranty in this Agreement of the Acquired Fund or if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board; or
          (iv) by the Acquired Fund Board of Trustees or the Acquiring Fund Board of Trustees, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund or Acquiring Fund, respectively.
     (b) If the Reorganization contemplated by this Agreement has not been consummated by April 1, 2009, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees.
     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.
     (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Acquired Fund Trust Board of Trustees or the Acquiring Fund Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.
     (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.
     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.
11. Indemnification.
     (a) Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.
     (b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor’s prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.
12. Other Matters.
     (a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.
     (b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Large Cap Select Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to AMF Large Cap Equity Fund, c/o Asset Management Fund, 230 West Monroe Street, Suite 3810, Chicago, Illinois 60606, Attention: President, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.
     (c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.
     (d) It is expressly agreed that the obligations of each of the Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the Acquired Fund Trust Board of Trustees on behalf of the Acquired Fund and the Acquiring Fund Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective trust property of the respective Fund as provided in the Acquired Fund Trust Declaration and the Acquiring Fund Trust Declaration, as applicable.
     (e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK CAPITAL SERIES, on behalf of its series, John Hancock Large Cap Select Fund

By:

Name:

Title:

Attest:

Name:

Title:

ASSET MANAGEMENT FUND, on behalf of its series, AMF Large Cap Equity Fund

By:

Name:

Title:

Attest:

Name:

Title:

Thank You
for mailing your proxy card promptly!

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JOHN HANCOCK LARGE CAP SELECT FUND
SPECIAL MEETING OF SHAREHOLDERS — [February 18], 2009
PROXY SOLICITATION BY THE BOARD OF TRUSTEES
The undersigned, revoking previous proxies, hereby appoint(s)                     ,                      and                     , with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Large Cap Select Fund (“Large Cap Select”) which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the funds to be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, [February 18], 2009, at 2:00 p.m., Eastern Time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated [December 12], 2008 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal included in the Proxy Statement.

PLEASE SIGN, DATE AND
RETURN PROMPTLY IN ENCLOSED ENVELOPE
Date                                         , 2008

Signature(s)	(Sign in the Box)
NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

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SPECIFY YOUR DESIRED ACTION BY A CHECK MARK IN THE APPROPRIATE SPACE. THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

	FOR	AGAINST	ABSTAIN

(1)
To approve an Agreement and Plan of Reorganization between Large Cap Select and AMF Large Cap Equity Fund (the “Acquiring Fund”). Under this agreement, Large Cap Select would transfer all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Large Cap Select. The Acquiring Fund would also assume Large Cap Select’s liabilities.
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JOHN HANCOCK LARGE CAP SELECT FUND,
a series of John Hancock Capital Series
THE TRUSTEES RECOMMEND A VOTE “FOR” THE FOLLOWING PROPOSAL.

Proposal 1.	[ ]	FOR	[ ]	AGAINST	[ ]	ABSTAIN
To approve an Agreement and Plan of Reorganization between John Hancock Large Cap Select Fund (“Large Cap Select”) and AMF Large Cap Equity Fund (the “Acquiring Fund”). Under this agreement, Large Cap Select would transfer all of its assets to the Acquiring Fund in exchange for corresponding shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Large Cap Select. The Acquiring Fund would also assume Large Cap Select’s liabilities.

Please refer to the proxy statement for discussion of this matter. If not revoked, this proxy shall be voted “FOR” the proposal. Thank you for voting.
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STATEMENT OF ADDITIONAL INFORMATION
[December 12], 2008
JOHN HANCOCK LARGE CAP SELECT FUND
(the “Acquired Fund,” a series of John Hancock Capital Series)
AND
AMF LARGE CAP EQUITY FUND
(the “Acquiring Fund,” a series of Asset Management Fund)
     This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [December 12], 2008). This SAI provides additional information about AMF Large Cap Equity Fund and the fund that it is acquiring, John Hancock Large Cap Select Fund. The Acquired Fund is a series of John Hancock Capital Series, a Massachusetts business trust (the “Acquired Trust”), and the Acquiring Fund is a series of Asset Management Fund, a Delaware statutory trust (the “Acquiring Trust”). Please retain this SAI for further reference.
     A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
800-225-5291
www.jhfunds.com

INTRODUCTION
     This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [December 12, 2008] relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on [February 18, 2009.]
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE
     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.
1.	The SAI dated May 1, 2008 of the Acquired Trust (File Nos. 811-01677 and 002-29502) with respect to the Acquired Fund, as filed with the Securities and Exchange Commission (the “SEC”) on April 25, 2008 (Accession No. 0000950135-08-002867) (the “Acquired Trust SAI”).

2.	a. The SAI dated March 1, 2008 of Acquiring Trust (File Nos. 811-03541 and 002-78808) with respect to Class AMF shares of the Acquiring Fund, as filed with the SEC on February 28, 2008 (Accession No. 0000950137-08-002972); and
b.	The SAI dated December 2, 2008 of the Acquiring Trust (File Nos. 811-03541 and 002-78808) with respect to Class H shares of the Acquiring Fund, as filed with the SEC on October 3, 2008 (Accession No. 0000950137-08-012349) (with the SAI described in 2.b above, the “Acquiring Trust SAI”).
3.	The Annual Report of the Acquiring Trust (File Nos. 811-03541) for the fiscal year ended October 31, 2007 with respect to the Acquiring Fund, as filed with the SEC on January 7, 2008 (Accession No. 0000950137-08-000129).

4.	The Semi-Annual Report of the Acquiring Trust (File Nos. 811-03541) for the six months ended April 30, 2008 with respect to the Acquiring Fund, as filed with the SEC on July 9, 2008 (Accession No. 0000950137-08-009214).

5.	The Annual Report of the Acquired Trust (File No. 811-01677) for the fiscal year ended December 31, 2007 with respect to the Acquired Fund, as filed with the SEC on March 7, 2008 (Accession No. 0000928816-08-000335).

6.	The Semi-Annual Report of the Acquired Trust (File No. 811-01677) for the six months ended June 30, 2008 with respect to the Acquired Fund, as filed with the SEC on September 8, 2008 (Accession No. 0000928816-08-001177).
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
FUND HISTORY
     For additional information about the Acquiring Fund generally and its history, see “Trust History” in the Acquiring Trust SAI.
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquiring Fund’s investment objectives, policies, risks and restrictions, see “The Funds’ Objectives and Investment Policies” and “Investment Restrictions” in the Acquiring Trust SAI.

2

MANAGEMENT OF THE FUND
     For additional information about the Trustees of the Acquiring Trust, see “Management of the Trust” in the Acquiring Trust SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Management of the Trust” in the Acquiring Trust SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Adviser” and “Fund Services” in the Acquiring Trust SAI.
PORTFOLIO MANAGERS
     For additional information, see “Portfolio Managers” in the Acquiring Trust SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquiring Fund’s brokerage allocation practices, see “Fund Transactions” in the Acquiring Trust SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquiring Fund, see “Organization and Description of Shares” in the Acquiring Trust SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see “Determination of Net Asset Value” and “Purchase and Redemption of Shares” in the Acquiring Trust SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquiring Fund, see “Certain Federal Income Tax Matters” in the Acquiring Trust SAI.
UNDERWRITERS
     For additional information about the Acquiring Fund’s principal underwriter and distribution plans, see “Distributor” in the Acquiring Trust SAI.
FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquiring Fund as of October 31, 2007, as incorporated by reference into the Acquiring Trust SAI.
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND
FUND HISTORY
     For additional information about the Acquired Fund generally and its history, see “Organization of the Funds” in the Acquired Trust SAI.

3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
     For additional information about the Acquired Fund’s investment objectives, policies, risks and restrictions, see “Investment Objective and Policies,” “Investment Restrictions,” and “Appendix A- Description of Investment Risks” in the Acquired Trust SAI.
MANAGEMENT OF THE FUND
     For additional information about the Trustees of Acquired Trust see “Those Responsible for Management” in the Acquired Trust SAI.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     For additional information, see “Those Responsible for Management” in the Acquired Trust SAI.
INVESTMENT ADVISORY AND OTHER SERVICES
     For additional information, see “Investment Advisory and Other Services,” “Transfer Agent Services,” and “Custody of Portfolio” in the Acquired Trust SAI.
PORTFOLIO MANAGERS
     For additional information, see “Additional Information about the Funds’ Portfolio Managers” in the Acquired Trust SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     For additional information about the Acquired Fund’s brokerage allocation practices, see “Brokerage Allocation” in the Acquired Trust SAI.
CAPITAL STOCK AND OTHER SECURITIES
     For additional information about the voting rights and other characteristics of shares of beneficial interest of the Acquired Fund, see “Description of the Funds’ Shares” in the Acquired Trust SAI.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see “Net Asset Value,” “Initial Sales Charge on Class A Shares,” “Deferred Sales Charge on Class B and Class C Shares,” “Special Redemptions,” “Additional Services and Programs” and “Purchases and Redemptions through Third Parties” in the Acquired Trust SAI.
TAXATION OF THE FUND
     For additional information about tax matters related to an investment in the Acquired Fund, see “Tax Status” in the Acquired Trust SAI.
UNDERWRITERS
     For additional information about the Acquired Fund’s principal underwriter and distribution plans, see “Distribution Contracts” and “Sales Compensation” in the Acquired Trust SAI.

4

FINANCIAL STATEMENTS
     For additional information, see the annual report of the Acquired Fund as of December 31, 2007, as incorporated by reference into the Acquired Trust SAI.
PRO FORMA FINANCIAL INFORMATION
     The pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of the Acquired Fund dated December 31, 2007 and June 30, 2008, and the annual and semi-annual reports of the Acquiring Fund dated October 31, 2007 and April 30, 2008, respectively, each of which is on file with the SEC and is available at no charge.
     The unaudited pro forma financial information set forth below for the period ended April 30, 2008 is intended to present the financial position as if the Reorganization occurred April 30, 2008, and operations of the combined fund as if the Reorganization occurred on May 1, 2007. The Reorganization is intended to consolidate the Acquired Fund with a similar fund. The pro forma financial information is presented for informational purposes only and does not purport to be indicative of the financial conditions that actually would have resulted if the Reorganization had occurred on April 30, 2008. The pro forma financial information should be read in conjunction with the Acquired Fund’s and Acquiring Fund’s financial statements and related notes thereto, which are incorporated by reference in the Proxy Statement and Prospectus.

5

John Hancock Large Cap Select Fund/AMF Large Cap Equity Fund
Pro forma Combining Statement of Operations
For the twelve months ended April 30, 2008 (Unaudited)

					Pro forma Combined
	John Hancock	AMF			AMF
	Large Cap Select	Large Cap Equity	Pro forma		Large Cap
	Fund	Fund	Adjustments		Equity
Investment Income
Interest income	$75,981	$1,284	$—		$77,265
Dividend income	1,040,498	1,024,370	—		2,064,868
Securities lending	6,528	—	(6,528)	(a)	—

Total Investment Income	1,123,007	1,025,654	(6,528)		2,142,133

Expenses
Investment advisory fees	451,281	353,643	(58,351	)(b)	746,573
Administration fees	7,500	16,322	10,635	(b)	34,457
Distribution fees:
Class A	129,119	—	(129,119	)(c)	—
Class B	31,889	—	(31,889	)(c)	—
Class C	21,580	—	(21,580	)(c)	—
Class R1	1,745	—	(1,745	)(c)	—
Class AMF	—	136,016	143,730	(b)	279,746
Custodian fees	19,387 (d)	8,363	(7,898	)(b)	19,852
Fund Accounting fees	—	1,288	44	(b)	1,332
Printing and postage	50,818	759	(46,011	)(e)	5,566
Professional fees	22,526	26,970	(5,577	)(e)	43,919
Registration expenses	52,528	6,131	(26,174	)(e)	32,485
Transfer agent fees:
Class A	118,789	—	(118,789	)(c)	—
Class B	7,317	—	(7,317	)(c)	—
Class C	4,952	—	(4,952	)(c)	—
Class I	1,470	—	(1,470	)(c)	—
Class R1	699	—	(699	)(c)	—
Class AMF	—	8,307	46,870	(b)	55,177
Class H	—	—	1,470	(b)	1,470
Chief Compliance Officer fees	—	10,573	—		10,573
Trustees’ fees	2,834	—	10,528	(b)	13,362
Other	400	1,677	6,285	(b)	8,362

Total expenses	924,834	570,049	(242,009)		1,252,874

Less: waivers and reimbursements	(65,731)	(54,406)	—		(120,137)

Net expenses	859,103	515,643	(242,009)		1,132,737

Net investment income (loss)	263,904	510,011	235,481		1,009,396

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	4,011,212	3,714,684	—		7,725,896
Change in net unrealized appreciation/depreciation of:
Investments	(6,887,626)	(6,248,968)	—		(13,136,594)

Net realized and unrealized gain on investments and futures	(2,876,414)	(2,534,284)	—		(5,410,698)

Net increase (decrease) in net assets from operations	$(2,612,510)	$(2,024,273)	$235,481		$(4,401,302)

(a)	AMF Large Cap Equity does not participate in securities lending.

(b)	Calculated based upon current expense agreements of AMF Large Cap Equity Fund.

(c)	Adjustments due to class of shares being discontinued due to the proposed merger.

(d)	Includes fund accounting fees.

(e)	Reflects the elimination of duplicative fund level fees due to the proposed merger.
See unaudited notes to pro forma financial statements.

John Hancock Large Cap Select Fund/AMF Large Cap Equity Fund
Pro forma Combined Statement of Assets and Liabilities
As of April 30, 2008

					Pro forma Combined
	John Hancock	AMF			AMF
	Large Cap Select	Large Cap Equity	Pro forma		Large Cap
	Fund	Fund	Adjustments		Equity
ASSETS:
Investments in non-affiliates, at value	$53,328,780	$50,245,940			$103,574,720
Cash	489	109,402			109,891
Receivables:
Fund shares sold	41,033	—			41,033
Interest and dividends	30,595	32,047			62,642
Prepaid expenses and other assets	79,592	49,089			128,681

Total Assets	53,480,489	50,436,478	—		103,916,967

LIABILITIES:
Payables:
Fund shares redeemed	25,937	—			25,937
Accrued liabilities:					—
Investment advisory fees	32,792	28,204			60,996
Distribution fees	13,121	6,245			19,366
Chief Compliance Officer fees		12,083			12,083
Fund Accounting	—	545			545
Custodian fees	—	4,458			4,458
Transfer Agent fees	114,957	13,518			128,475
Other	781	2,186			2,967

Total Liabilities	187,588	67,239	—		254,827

Total Net Assets	$53,292,901	$50,369,239	$—		$103,662,140

NET ASSETS:
Paid in capital	$39,194,144	$37,874,436			$77,068,580
Accumulated undistributed net investment income	87,929	1,217			89,146
Accumulated net realized gains on investments	1,780,868	2,447,948			4,228,816
Net unrealized appreciation of investments and futures	12,229,960	10,045,638			22,275,598

Total Net Assets	$53,292,901	$50,369,239	$—		$103,662,140

Class A	$44,680,069	$—	$(44,680,069)		$—	(a)
Class B	$3,000,793	$—	$(3,000,793)		$—	(a)
Class C	$2,226,492	$—	$(2,226,492)		$—	(a)
Class I	$3,063,064	$—	$(3,063,064)		$—	(a)
Class R1	$322,483	$—	$(322,483)		$—	(a)
Class AMF		$50,369,239	50,229,837		100,599,076	(a)
Class H	$—	$—	$3,063,064		$3,063,064	(a)

Total Net Assets	$53,292,901	$50,369,239	$—		$103,662,140

Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	2,571,858		(2,571,858	)(b)	—
Class B	176,694		(176,694	)(b)	—
Class C	130,948		(130,948	)(b)	—
Class I	175,810		(175,810	)(b)	—
Class R1	18,749		(18,749	)(b)	—
Class AMF	—	5,828,685	5,813,639	(b)	11,642,324
Class H			354,521	(b)	354,521
Net Asset Value:
Class A*	$17.37
Class B**	$16.98
Class C**	$17.00
Class I	$17.42
Class R1	$17.20
Class AMF		$8.64			$8.64
Class H	$—				$8.64

Cost of investments	$41,098,820	$40,200,302			$81,299,122

*	Maximum offering price is $18.28

**	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

(a)	Reflects total combined net assets due to the merger.

(b)	Reflects the adjustment to the number of shares outstanding due to the merger

John Hancock Large Cap Select Fund/AMF Large Cap Equity Fund
Pro forma Combined Portfolio of Investments
As of April 30, 2008
(Unaudited)

John Hancock		AMF			John Hancock	AMF
Large Cap		Large Cap	Pro forma		Large Cap	Large Cap	Pro forma
Select Fund		Equity Fund	Combined		Select Fund	Equity Fund	Combined
Shares		Shares	Shares	Security Description	Value	Value	Value
Common Stocks (96.0%) ^
Advertising
	35,000	32,000	67,000	Omnicon Group, Inc.	1,670,900	1,527,680	3,198,580

Total Advertising					1,670,900	1,527,680	3,198,580

Automotive
	33,000	30,000	63,000	Harley-Davidson, Inc.	1,262,250	1,147,500	2,409,750

Total Automotive					1,262,250	1,147,500	2,409,750

Banks
	70,000	60,000	130,000	Wells Fargo & Co.	2,082,500	1,785,000	3,867,500

Total Banks					2,082,500	1,785,000	3,867,500

Beverages Non-Alcoholic
	35,000	32,000	67,000	PepsiCo, Inc.	2,398,550	2,192,960	4,591,510
	42,000	39,000	81,000	The Coca-Cola Co.	2,472,540	2,295,930	4,768,470

Total Beverages Non-Alcoholic					4,871,090	4,488,890	9,359,980

Building Products
	60,000	55,000	115,000	The Home Depot, Inc.	1,728,000	1,584,000	3,312,000

Total Building Products					1,728,000	1,584,000	3,312,000

Business Services
	50,000	45,000	95,000	Automatic Data Processing, Inc.	2,210,000	1,989,000	4,199,000

Total Business Services					2,210,000	1,989,000	4,199,000

Computer Hardware
	75,000	68,000	143,000	Cisco Systems, Inc.	1,923,000	1,743,520	3,666,520
	55,000	55,000	110,000	Dell, Inc.	1,024,650	1,024,650	2,049,300

Total Computer Hardware					2,947,650	2,768,170	5,715,820

Computer Software & Services
	18,000	17,000	35,000	International Business Machines Corp.	2,172,600	2,051,900	4,224,500
	75,000	70,000	145,000	Microsoft Corp.	2,139,000	1,996,400	4,135,400

Total Software & Services					4,311,600	4,048,300	8,359,900

Consumer Non-Durable
	37,000	35,000	72,000	Procter & Gamble Co.	2,480,850	2,346,750	4,827,600

Total Consumer Non-Durable					2,480,850	2,346,750	4,827,600

Distributor-Consumer Products
	55,000	50,000	105,000	Sysco Corp.	1,681,350	1,528,500	3,209,850

Total Distributor-Consumer Products					1,681,350	1,528,500	3,209,850

Diversified Manufacturing
	25,000	23,000	48,000	3M Co.	1,922,500	1,768,700	3,691,200
	77,000	72,000	149,000	General Electric Co.	2,517,900	2,354,400	4,872,300
	32,000	30,000	62,000	Illinois Tool Works, Inc.	1,673,280	1,568,700	3,241,980

Total Diversified Manufacturing					6,113,680	5,691,800	11,805,480

Financial Services
	35,000	30,000	65,000	American Express Co.	1,680,700	1,440,600	3,121,300

Total Financial Services					1,680,700	1,440,600	3,121,300

Health Care
	25,000	23,000	48,000	Abbott Laboratories	1,318,750	1,213,250	2,532,000
	40,000	38,000	78,000	Johnson & Johnson	2,683,600	2,549,420	5,233,020
	42,000	40,000	82,000	UnitedHealth Group, Inc.	1,370,460	1,305,200	2,675,660

Total Health Care					5,372,810	5,067,870	10,440,680

Insurance
	40,000	35,000	75,000	American International Group, Inc.	1,848,000	1,617,000	3,465,000
	19	18	37	Berkshire Hathaway, Inc.	2,543,150	2,409,300	4,952,450

Total Insurance					4,391,150	4,026,300	8,417,450

Medical Instruments
	36,000	35,000	71,000	Medtronic, Inc.	1,752,480	1,703,800	3,456,280

Total Medical Instruments					1,752,480	1,703,800	3,456,280

Oil & Gas
	16,000	15,000	31,000	Exxon Mobil Corp.	1,489,120	1,396,050	2,885,170

Total Oil & Gas					1,489,120	1,396,050	2,885,170

Retail
	75,000	70,000	145,000	Staples, Inc.	1,627,500	1,519,000	3,146,500
	45,000	43,000	88,000	Wal-Mart Stores, Inc.	2,609,100	2,493,140	5,102,240

Total Retail					4,236,600	4,012,140	8,248,740

Transportation & Shipping
	15,000	13,000	28,000	FedEx Corp.	1,438,050	1,246,310	2,684,360

Total Transportation & Shipping					1,438,050	1,246,310	2,684,360

Total Common Stocks					51,720,780.00	47,798,660.00	99,519,440.00

Repurchase Agreements (1.5%) ^
	1,608,000	—	1,608,000	Bank of New York, 1.910%, (Agreement dated 4/30/08 to be repurchased at $1,608,000 on 5/1/08).	1,608,000	—	1,608,000

Total Repurchase Agreements					1,608,000	—	1,608,000

John Hancock	AMF			John Hancock	AMF
Large Cap	Large Cap	Pro forma		Large Cap	Large Cap	Pro forma
Select Fund	Equity Fund	Combined		Select Fund	Equity Fund	Combined
Shares	Shares	Shares	Security Description	Value	Value	Value
Cash Equivalents (2.4%) ^
Money Market Mutual Funds
—	266,377	266,377	Vanguard Admiral Treasury Money Market Fund	—	266,377	266,377
—	2,180,903	2,180,903	Vanguard Federal Money Market Fund	—	2,180,903	2,180,903

Total Cash Equivalents				—	2,447,280	2,447,280

Total Investments (99.9%) ^ (Cost $81,299,122)				53,328,780	50,245,940	103,574,720

Other Assets in excess of liabilities (0.1%) ^				(35,879)	123,299	87,420

Net Assets (100.0%) ^				53,292,901	50,369,239	103,662,140

^	All percentages based off of Pro forma Net Assets.
See unaudited notes to pro forma financial statements.

Notes to Pro Forma Financial Statements (Unaudited)
1.	Basis of Combination:

The unaudited Pro Forma Combined Schedule of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of the John Hancock Large Cap Select Fund (“JH Fund”) and the AMF Large Cap Equity Fund (“AMF Fund”) as though the acquisition had been effective on April 30, 2008. The unaudited pro forma statement of operations reflects the results of operations of JH Fund and AMF Fund for the year ended April 30, 2008, as though the acquisition was effective May 1, 2007.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the JH Fund in exchange for the shares of AMF Fund as described in the proposed reorganization. The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the JH Fund and AMF Fund, which have been incorporated by reference from their respective Statements of Additional Information.

2.	Security Valuation for the AMF Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value.

Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

Securities for which such quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

3.	Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of the JH Fund would receive shares of the AMF Fund with a value equal to their holding in the JH Fund. Holders of JH Fund Class A shares, Class B shares, Class C shares and Class R1 shares would receive AMF Fund Class AMF shares. Holders of JH Fund Class I shares would receive AMF Fund Class H shares, which were not effective as of April 30, 2008. Therefore, the net asset value of the AMF Fund Class AMF shares is used for purposes of determining the pro forma net asset value of the AMF Fund Class H shares.

The table below shows the number of shares of the AMF Fund that JH Fund shareholders would receive if the proposed reorganization had taken place on April 30, 2008:

	JH Fund	AMF Fund Class AMF	AMF Fund Class H
	Assets as of	Shares Received	Shares Received
JH Fund	30-Apr-08	upon Reorganization	upon Reorganization

Class A	$44,680,069	5,171,304	n/a
Class B	$3,000,793	347,314	n/a
Class C	$2,226,492	257,696	n/a
Class R1	$322,483	37,325	n/a
Class I	$3,063,064	n/a	354,521

The table below details the increase in shares and net assets in the AMF Fund resulting from the proposed reorganization as if it had taken place on April 30, 2008.

	AMF Fund	AMF Fund
	Class AMF	Class H
	shares	shares
Pro Forma Increase in Shares	5,813,639	354,521
Pro Forma Increase in Net Assets	$50,229,837	$3,063,064
Pro Forma Net Asset Value	$8.64	$8.64
4.	Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the Pro Forma Combined AMF Fund Statement of Operations as if the proposed merger had taken effect on May 1, 2007.

The merger adjustments are based on the contractual agreements that will be in effect at February 20, 2009 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on May 1, 2007.

The Pro Forma Combined AMF Fund Statement of Operations does not reflect reorganization costs that are expected to be paid by the AMF Fund.

Shay Assets Management, Inc., the Adviser of the AMF Fund, has contractually agreed to limit total operating expenses to 1.30% and .90% of the average daily net assets for Class AMF and Class H of the Combined AMF Fund, respectively. This expense limitation expires one year from the date of the proposed reorganization.

5.	Federal Taxes:

No provision is made for Federal income taxes as it is the policy of the AMF Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The proposed reorganization intends to qualify as a tax-free reorganization. Therefore, the proposed reorganization is not intended to result in income, gain or loss for federal income tax purposes to shareholders of the JH Fund or the AMF Fund.

ASSET MANAGEMENT FUND
PART C — OTHER INFORMATION
Item 15. Indemnification.
Section 5.2 of the Registrant’s First Amended and Restated Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.
The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Registrant maintains an insurance policy which insures its directors and officers against certain liabilities.
Item 16. Exhibits.

1.	(a)	First Amended and Restated Declaration of Trust dated September 22, 2006.(10)

	(b)	Certificate of Trust filed July 23, 1999.(3)

	(c)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated January 27, 2007.(11)

	(d)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated July 18, 2008.(12)

2.		Amended and Restated By-Laws dated July 21, 2005.(8)

3.		Not applicable.

4.		Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A of this Registration Statement.

5.		Not applicable.

6.	(a)	Investment Advisory Agreement dated December 8, 1997 between Registrant and Shay Assets Management, Inc.(2)

	(b)	Form of Assignment of the Investment Advisory Contract dated September 30, 1999.(4)

	(c)	Investment Advisory Agreement with respect to the Ultra Short Portfolio.(5)

	(d)	Investment Advisory Agreement with respect to the Community Development Fund.(9)

	(e)	Investment Advisory Agreement with respect to the Large Cap Equity Fund.(10)

7.	(a)	Distribution Agreement.(1)

	(b)	Distribution Agreement dated December 8, 1997 between Registrant and Shay Financial Services, Inc.(2)

	(c)	Form of Assignment of the Distribution Agreement dated September 30, 1999.(4)

8.		Not applicable.

9.	(a)	Custody Agreement dated July 30, 1999.(3)

	(b)	Form of Cash Management and Related Services Agreement between Registrant and the Bank of New York.(3)

	(c)	Form of Assignment of Custodian Contract dated September 30, 1999.(4)

10.	(a)	Amended and Restated 12b-1 Plan dated July 22, 1999, as amended October 15, 2006.(10)

	(b)	Multi-Class Plan, as Amended, dated July 18, 2008.(12)

11.		Opinion and Consent of Vedder Price P.C.*

12.		Form of Tax Opinion and Consent of K&L Gates LLP.*

13.	(a)	Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004.(7)

	(b)	Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004.(7)

	(c)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004.(7)

	(d)	Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004.(7)

	(e)	Compliance Services Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 2004.(6)

	(f)	Form of Schedule A to Compliance Services Agreement amended and restated as of October 1, 2005.(8)

14.	(a)	Consent of PricewaterhouseCoopers LLP.*

	(b)	Consent of PricewaterhouseCoopers LLP.*

15.		Not applicable.

16.	(a)	Power of Attorney for Richard M. Amis dated November 7, 2008.*

	(b)	Power of Attorney for David F. Holland dated November 7, 2008.*

	(c)	Power of Attorney for Gerald J. Levy dated November 7, 2008.*

	(d)	Power of Attorney for William A. McKenna, Jr. dated November 7, 2008.*

	(e)	Power of Attorney for Christopher M. Owen dated November 7, 2008.*

	(f)	Power of Attorney for Rodger D. Shay, Sr. dated November 7, 2008.*

17.		Form of Proxy is filed herein and appears following Part A of this Registration Statement.

(1)	Previously filed with Post-Effective Amendment No. 27 to the Registrant’s registration statement on Form N-1A filed on or about December 30, 1996 and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 28 to the Registrant’s registration statement on Form N-1A filed on or about December 29, 1997 and incorporated herein by reference.

(3)	Previously filed with Post-Effective Amendment No. 34 to the Registrant’s registration statement on Form N-1A filed on or about October 22, 1999 and incorporated herein by reference.

(4)	Previously filed with Post-Effective Amendment No. 37 to the Registrant’s registration statement on Form N-1A filed on or about December 28, 2000 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 42 to the Registrant’s registration statement on Form N-1A filed on or about February 26, 2003 and incorporated herein by reference.

(6)	Previously filed with Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N-1A filed on or about December 29, 2004 and incorporated herein by reference.

(7)	Previously filed with Post-Effective Amendment No. 45 to the Registrant’s registration statement on Form N-1A filed on or about February 25, 2005 and incorporated herein by reference.

(8)	Previously filed with Post-Effective Amendment No. 46 to the Registrant’s registration statement on Form N-1A filed on or about February 28, 2006 and incorporated herein by reference.

(9)	Previously filed with Post-Effective Amendment No. 47 to the Registrant’s registration statement on Form N-1A filed on or about April 6, 2006 and incorporated herein by reference.

(10)	Previously filed with Post-Effective Amendment No. 54 to the Registrant’s registration statement on Form N-1A filed on or about January 8, 2007 and incorporated herein by reference.

(11)	Previously filed with Post-Effective Amendment No. 55 to the Registrant’s registration statement on Form N-1A filed on or about February 28, 2007 and incorporated herein by reference.

(12)	Previously filed with Post-Effective Amendment No. 57 to the Registrant’s registration statement on Form N-1A filed on or about October 3, 2008 and incorporated herein by reference.

*	Filed herein.

Item 17. Undertakings.
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of Chicago, and State of Illinois, on the 24th day of November 2008.

ASSET MANAGEMENT FUND
By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.
President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Rodger D. Shay* Rodger D. Shay	Trustee and Chairman of the Board

/s/ Rodger D. Shay, Jr.	Trustee and President (principal executive officer)	November 24, 2008
Rodger D. Shay, Jr.

/s/ Richard M. Amis*	Trustee
Richard M. Amis

/s/ David F. Holland*	Trustee
David F. Holland

/s/ Gerald J. Levy*	Trustee and Vice Chairman of the Board
Gerald J. Levy

/s/ William A. McKenna, Jr.*	Trustee
William A. McKenna, Jr.

/s/ Christopher M. Owen*	Trustee
Christopher M. Owen

Trustee
Maria F. Ramirez

/s/ Arthur A. Jensen	Treasurer (principal financial and accounting officer)	November 24, 2008
Arthur A. Jensen

/s/ Daniel K. Ellenwood
*Daniel K. Ellenwood
Attorney-In-Fact
November 24, 2008

*	Original powers of attorney authorizing Rodger D. Shay and/or Daniel K. Ellenwood, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are filed herein.

INDEX OF EXHIBITS

EXHIBIT NUMBER	EXHIBIT TITLE
11	Opinion and Consent of Vedder Price P.C.

12	Form of Tax Opinion and Consent of K&L Gates LLP

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of PricewaterhouseCoopers LLP

16(a)	Power of Attorney

16(b)	Power of Attorney

16(c)	Power of Attorney

16(d)	Power of Attorney

16(e)	Power of Attorney

16(f)	Power of Attorney